DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 11.4%
Alphabet, Inc.*, Class A
308,852 53,276,970
Alphabet, Inc.*, Class C
267,527 46,538,997
AT&T, Inc.
447,810 8,159,098
Charter Communications, Inc.*,
Class A
5,826 1,672,761
Comcast Corp., Class A
248,159 9,933,805
Liberty Media Corp.-Liberty
Formula One*, Class C
12,441 922,376
Match Group, Inc.*
16,155 494,828
Meta Platforms, Inc., Class A
137,246 64,070,550
Netflix, Inc.*
27,092 17,382,769
Pinterest, Inc.*, Class A
36,799 1,526,790
Snap, Inc.*, Class A
66,242 994,955
T-Mobile US, Inc.
33,637 5,885,130
Verizon Communications, Inc.
263,313 10,835,330
Walt Disney Co.
114,841 11,933,128
(Cost $164,020,549)
233,627,487
Consumer Discretionary
— 11.2%
Airbnb, Inc.*, Class A
27,848 4,036,011
Amazon.com, Inc.*
562,414 99,232,326
Booking Holdings, Inc.
2,133 8,054,954
Caesars Entertainment, Inc.*
13,539 481,447
Chipotle Mexican Grill, Inc.*
1,742 5,451,624
Deckers Outdoor Corp.*
1,613 1,764,493
eBay, Inc.
32,329 1,752,878
Etsy, Inc.*
7,152 453,937
Ford Motor Co.
243,366 2,952,029
Garmin Ltd.
9,548 1,564,440
General Motors Co.
71,994 3,239,010
Hilton Worldwide Holdings, Inc.
15,732 3,155,839
Home Depot, Inc.
62,076 20,787,390
Hyatt Hotels Corp., Class A
3,008 443,590
Las Vegas Sands Corp.
24,074 1,084,052
Lululemon Athletica, Inc.*
7,218 2,251,944
Marriott International, Inc.,
Class A
15,400 3,560,018
McDonald's Corp.
45,149 11,688,625
MercadoLibre, Inc.*
2,862 4,938,610
MGM Resorts International*
14,387 577,926
NIKE, Inc., Class B
75,772 7,202,129
Starbucks Corp.
70,771 5,677,250
Tesla, Inc.*
179,454 31,957,168
Ulta Beauty, Inc.*
3,020 1,193,172
Williams-Sonoma, Inc.
3,812 1,117,755
Wynn Resorts Ltd.
6,529 619,471
Number
of Shares Value $
Yum! Brands, Inc.
17,735 2,437,321
(Cost $208,773,054)
227,675,409
Consumer Staples — 5.4%
Campbell Soup Co.
12,124 538,063
Church & Dwight Co., Inc.
15,677 1,677,596
Clorox Co.
7,916 1,041,429
Coca-Cola Co.
256,410 16,135,881
Colgate-Palmolive Co.
49,701 4,620,205
Constellation Brands, Inc., Class
A
10,223 2,558,101
Estee Lauder Cos., Inc., Class A
14,404 1,776,877
General Mills, Inc.
35,008 2,406,800
Hershey Co.
9,679 1,914,797
Kellanova
17,430 1,051,726
Keurig Dr Pepper, Inc.
66,424 2,275,022
Kimberly-Clark Corp.
21,379 2,849,821
McCormick & Co., Inc.
16,117 1,163,970
Molson Coors Beverage Co.,
Class B
11,455 627,849
Mondelez International, Inc.,
Class A
84,369 5,781,808
Monster Beverage Corp.*
48,619 2,524,298
PepsiCo, Inc.
86,021 14,873,031
Procter & Gamble Co.
147,335 24,242,501
Target Corp.
29,214 4,562,058
Walmart, Inc.
277,562 18,252,477
(Cost $106,271,892)
110,874,310
Energy — 4.1%
Baker Hughes Co.
64,039 2,144,026
Chevron Corp.
109,835 17,826,220
ConocoPhillips
73,645 8,578,169
Diamondback Energy, Inc.
10,954 2,182,694
EOG Resources, Inc.
36,352 4,527,642
Exxon Mobil Corp.
281,072 32,958,503
Hess Corp.
17,649 2,719,711
Kinder Morgan, Inc.
127,345 2,481,954
Marathon Oil Corp.
39,305 1,138,273
Occidental Petroleum Corp.
41,960 2,622,500
ONEOK, Inc.
36,886 2,987,766
Schlumberger NV
90,232 4,140,746
(Cost $78,076,590)
84,308,204
Financials — 12.9%
American Express Co.
36,021 8,645,040
American International Group,
Inc.
42,201 3,326,283
Aon PLC, Class A
12,423 3,498,814
Apollo Global Management, Inc.
24,803 2,881,116
Arch Capital Group Ltd.*
23,434 2,405,031
Arthur J Gallagher & Co.
13,536 3,429,075
Bank of America Corp.
444,478 17,774,675

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Bank of New York Mellon Corp.
47,232 2,815,500
BlackRock, Inc.
9,318 7,193,776
Blackstone, Inc.
45,310 5,459,855
Block, Inc.*
34,898 2,236,264
Carlyle Group, Inc.
14,301 614,371
Cboe Global Markets, Inc.
6,538 1,131,009
Charles Schwab Corp.
94,261 6,907,446
Chubb Ltd.
25,336 6,861,496
CME Group, Inc.
22,483 4,563,599
Discover Financial Services
15,642 1,918,648
FactSet Research Systems, Inc.
2,385 964,160
Fidelity National Information
Services, Inc.
36,112 2,740,179
Fiserv, Inc.*
36,979 5,537,975
Global Payments, Inc.
16,037 1,633,368
Goldman Sachs Group, Inc.
20,311 9,272,378
Hartford Financial Services
Group, Inc.
19,341 2,000,826
Intercontinental Exchange, Inc.
35,841 4,799,110
Jack Henry & Associates, Inc.
4,453 733,320
JPMorgan Chase & Co.
179,823 36,437,534
Marsh & McLennan Cos., Inc.
30,752 6,383,500
Mastercard, Inc., Class A
52,188 23,331,689
Moody's Corp.
10,297 4,087,806
Morgan Stanley
76,822 7,516,264
Nasdaq, Inc.
25,044 1,478,347
Northern Trust Corp.
12,447 1,048,535
PayPal Holdings, Inc.*
62,465 3,934,670
Progressive Corp.
36,631 7,735,735
S&P Global, Inc.
20,020 8,558,750
State Street Corp.
18,955 1,432,808
T. Rowe Price Group, Inc.
14,254 1,679,549
Tradeweb Markets, Inc., Class A
7,101 774,080
Travelers Cos., Inc.
14,580 3,144,906
US Bancorp
96,941 3,930,958
Visa, Inc., Class A
99,054 26,988,253
W.R. Berkley Corp.
12,701 1,029,162
Wells Fargo & Co.
221,742 13,286,781
Willis Towers Watson PLC
6,271 1,600,924
(Cost $211,922,188)
263,723,565
Health Care — 12.7%
Abbott Laboratories
108,635 11,101,411
AbbVie, Inc.
110,852 17,873,776
Agilent Technologies, Inc.
18,569 2,421,583
Amgen, Inc.
33,496 10,244,752
Biogen, Inc.*
9,228 2,075,746
Boston Scientific Corp.*
93,109 7,036,247
Bristol-Myers Squibb Co.
126,942 5,216,047
Catalent, Inc.*
11,245 604,869
Number
of Shares Value $
Charles River Laboratories
International, Inc.*
3,271 681,807
CVS Health Corp.
78,614 4,685,394
Danaher Corp.
44,052 11,312,554
DaVita, Inc.*
3,300 485,496
Edwards Lifesciences Corp.*
37,438 3,252,988
Eli Lilly & Co.
50,614 41,520,689
Gilead Sciences, Inc.
79,093 5,083,307
Humana, Inc.
7,540 2,700,225
IDEXX Laboratories, Inc.*
5,291 2,629,362
Illumina, Inc.*
9,981 1,040,819
Incyte Corp.*
11,496 664,354
IQVIA Holdings, Inc.*
11,637 2,549,550
Johnson & Johnson
150,871 22,128,249
Labcorp Holdings, Inc.
5,248 1,022,888
McKesson Corp.
8,218 4,680,891
Merck & Co., Inc.
158,508 19,899,094
Mettler-Toledo International,
Inc.*
1,332 1,870,248
Pfizer, Inc.
353,698 10,136,985
Regeneron Pharmaceuticals,
Inc.*
6,756 6,621,961
Repligen Corp.*
3,243 483,499
Revvity, Inc.
7,549 824,804
Teleflex, Inc.
2,831 591,877
Thermo Fisher Scientific, Inc.
23,896 13,572,450
UnitedHealth Group, Inc.
57,761 28,613,067
Vertex Pharmaceuticals, Inc.*
16,294 7,419,310
Waters Corp.*
3,724 1,150,344
West Pharmaceutical Services,
Inc.
4,552 1,508,578
Zimmer Biomet Holdings, Inc.
12,842 1,478,756
Zoetis, Inc.
28,551 4,841,107
(Cost $242,147,911)
260,025,084
Industrials — 7.1%
3M Co.
35,104 3,515,315
AECOM
8,433 736,538
AMETEK, Inc.
14,822 2,513,515
Automatic Data Processing, Inc.
25,690 6,291,995
Booz Allen Hamilton Holding
Corp.
8,519 1,296,677
Broadridge Financial Solutions,
Inc.
7,259 1,457,389
Carlisle Cos., Inc.
3,128 1,308,411
Caterpillar, Inc.
31,369 10,619,034
Cintas Corp.
5,675 3,847,480
Copart, Inc.*
53,930 2,861,526
CSX Corp.
122,655 4,139,606
Cummins, Inc.
8,471 2,386,535
Dayforce, Inc.*
9,476 468,683
Deere & Co.
16,519 6,190,661

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Dover Corp.
8,867 1,629,932
Eaton Corp. PLC
25,052 8,338,558
Emerson Electric Co.
36,334 4,075,221
Equifax, Inc.
7,811 1,807,387
Expeditors International of
Washington, Inc.
9,009 1,089,188
FedEx Corp.
15,087 3,831,495
Fortive Corp.
22,508 1,675,496
Graco, Inc.
10,849 876,057
Hubbell, Inc.
3,312 1,288,004
IDEX Corp.
4,713 983,320
Illinois Tool Works, Inc.
18,700 4,539,425
JB Hunt Transport Services, Inc.
5,280 848,760
Johnson Controls International
PLC
43,048 3,095,582
Lennox International, Inc.
1,967 988,614
Norfolk Southern Corp.
14,132 3,176,874
Old Dominion Freight Line, Inc.
12,386 2,170,647
Owens Corning
5,360 970,535
PACCAR, Inc.
32,606 3,505,145
Paychex, Inc.
20,149 2,421,104
Paycom Software, Inc.
3,095 449,765
Pentair PLC
10,382 844,887
Quanta Services, Inc.
9,119 2,516,297
Republic Services, Inc.
13,676 2,532,658
Rockwell Automation, Inc.
7,180 1,849,065
Trane Technologies PLC
14,155 4,635,196
TransUnion
12,290 883,897
Uber Technologies, Inc.*
117,218 7,567,594
Union Pacific Corp.
38,165 8,885,575
United Parcel Service, Inc.,
Class B
45,792 6,361,883
Verisk Analytics, Inc.
8,896 2,248,731
Waste Connections, Inc.
16,259 2,671,679
Waste Management, Inc.
25,028 5,274,150
Westinghouse Air Brake
Technologies Corp.
11,010 1,863,222
Xylem, Inc.
14,960 2,109,659
(Cost $123,572,584)
145,638,967
Information Technology
— 27.8%
Accenture PLC, Class A
39,325 11,101,054
Adobe, Inc.*
28,034 12,468,402
Advanced Micro Devices, Inc.*
101,140 16,880,266
Akamai Technologies, Inc.*
9,759 900,170
Analog Devices, Inc.
31,498 7,385,966
ANSYS, Inc.*
5,595 1,776,133
Apple, Inc.
535,796 103,006,781
Aspen Technology, Inc.*
1,784 375,800
Atlassian Corp.*, Class A
9,900 1,552,914
Autodesk, Inc.*
13,347 2,690,755
Number
of Shares Value $
Bentley Systems, Inc., Class B
9,839 494,311
Broadcom, Inc.
27,580 36,641,409
Cadence Design Systems, Inc.*
17,372 4,973,777
Cisco Systems, Inc.
253,621 11,793,377
Cloudflare, Inc.*, Class A
18,907 1,279,815
Cognizant Technology Solutions
Corp., Class A
31,109 2,057,860
Confluent, Inc.*, Class A
11,452 297,408
Crowdstrike Holdings, Inc.*,
Class A
14,376 4,509,320
Dell Technologies, Inc., Class C
16,014 2,234,914
First Solar, Inc.*
6,439 1,749,863
Fortinet, Inc.*
40,574 2,406,850
Gartner, Inc.*
4,817 2,021,550
Gen Digital, Inc.
35,344 877,592
Hewlett Packard Enterprise Co.
79,028 1,394,844
HubSpot, Inc.*
3,121 1,907,087
Intel Corp.
266,795 8,230,626
International Business Machines
Corp.
57,309 9,562,007
Intuit, Inc.
17,507 10,091,735
Manhattan Associates, Inc.*
3,839 842,814
Microsoft Corp.
240,110 99,676,864
NVIDIA Corp.
107,928 118,324,704
Okta, Inc.*
9,861 874,473
Oracle Corp.
103,196 12,093,539
Palantir Technologies, Inc.*,
Class A
119,237 2,585,058
Palo Alto Networks, Inc.*
20,140 5,939,487
PTC, Inc.*
7,351 1,295,540
QUALCOMM, Inc.
69,960 14,275,338
Roper Technologies, Inc.
6,667 3,551,911
Salesforce, Inc.
60,695 14,229,336
ServiceNow, Inc.*
12,834 8,431,040
Snowflake, Inc.*, Class A
18,828 2,563,997
Synopsys, Inc.*
9,529 5,343,863
Texas Instruments, Inc.
57,025 11,120,445
Trimble, Inc.*
15,110 841,325
Twilio, Inc.*, Class A
10,773 618,370
UiPath, Inc.*, Class A
27,325 335,005
Workday, Inc.*, Class A
13,119 2,774,013
Zscaler, Inc.*
5,562 945,318
(Cost $421,177,695)
567,325,026
Materials — 2.5%
Albemarle Corp.
7,369 903,366
Avery Dennison Corp.
5,119 1,165,033
Ball Corp.
20,040 1,391,377
Corteva, Inc.
43,501 2,433,446
CRH PLC
42,900 3,507,504
Crown Holdings, Inc.
7,650 644,053

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
DuPont de Nemours, Inc.
25,924 2,129,916
Ecolab, Inc.
16,104 3,739,349
Freeport-McMoRan, Inc.
89,776 4,733,888
Linde PLC
30,184 13,145,736
Martin Marietta Materials, Inc.
3,833 2,192,783
Newmont Corp.
73,093 3,065,520
Nucor Corp.
14,920 2,519,242
PPG Industries, Inc.
14,831 1,948,942
RPM International, Inc.
7,832 877,967
Sherwin-Williams Co.
15,485 4,704,343
Steel Dynamics, Inc.
9,917 1,327,589
(Cost $43,490,021)
50,430,054
Real Estate — 2.2%
Alexandria Real Estate Equities,
Inc. REIT
10,463 1,245,097
American Tower Corp. REIT
29,214 5,718,348
AvalonBay Communities, Inc.
REIT
8,807 1,696,933
Boston Properties, Inc. REIT
9,123 553,492
CBRE Group, Inc.*, Class A
18,997 1,673,066
Crown Castle, Inc. REIT
27,092 2,776,930
Digital Realty Trust, Inc. REIT
19,593 2,847,647
Equinix, Inc. REIT
5,935 4,528,286
Equity Residential REIT
21,142 1,374,864
Healthpeak Properties, Inc. REIT
44,923 893,968
Kimco Realty Corp. REIT
40,775 789,404
Prologis, Inc. REIT
57,887 6,395,935
Realty Income Corp. REIT
52,777 2,800,348
Regency Centers Corp. REIT
10,617 651,884
Simon Property Group, Inc. REIT
20,811 3,148,912
VICI Properties, Inc. REIT
64,325 1,846,771
Welltower, Inc. REIT
35,332 3,662,868
Weyerhaeuser Co. REIT
44,782 1,344,803
(Cost $42,752,683)
43,949,556
Number
of Shares Value $
Utilities — 2.4%
Alliant Energy Corp.
16,010 824,355
American Electric Power Co.,
Inc.
33,553 3,028,158
American Water Works Co., Inc.
12,240 1,600,625
Atmos Energy Corp.
9,459 1,096,487
Consolidated Edison, Inc.
21,901 2,070,739
Constellation Energy Corp.
19,747 4,290,036
Dominion Energy, Inc.
53,192 2,868,113
Duke Energy Corp.
48,301 5,002,535
Essential Utilities, Inc.
15,832 597,341
Eversource Energy
22,224 1,316,327
Exelon Corp.
63,207 2,373,423
NextEra Energy, Inc.
128,366 10,271,847
Public Service Enterprise Group,
Inc.
31,571 2,391,819
Sempra
39,972 3,079,043
Southern Co.
69,157 5,542,242
Xcel Energy, Inc.
35,068 1,944,521
(Cost $46,041,454)
48,297,611
TOTAL COMMON STOCKS
(Cost $1,688,246,621)
2,035,875,273
CASH EQUIVALENTS — 0.3%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $6,688,124)
6,688,124 6,688,124
TOTAL INVESTMENTS
— 100.0%
(Cost $1,694,934,745)
2,042,563,397
Other assets and liabilities, net
— (0.0)%
(363,696)
NET ASSETS — 100.0%
2,042,199,701

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (a)(b)
565,175 — (565,175) (c) — — 14,926 — — —
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
6,190,253 33,966,386 (33,468,515) — — 154,138 — 6,688,124 6,688,124
6,755,428 33,966,386 (34,033,690) — — 169,064 — 6,688,124 6,688,124
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
E-Mini S&P 500 ESG Futures
USD 20 4,644,140 4,714,200 6/21/2024 70,060
S&P 500 E-Mini Futures
USD 1 259,283 264,775 6/21/2024 5,492
S&P Mid 400 E-Mini Futures
USD 4 1,187,410 1,196,760 6/21/2024 9,350
Total unrealized appreciation
84,902
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
USCA-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,035,875,273 $ — $ — $ 2,035,875,273
Short-Term Investments (a)
6,688,124 — — 6,688,124
Derivatives (b)
Futures Contracts
84,902 — — 84,902
TOTAL
$ 2,042,648,299 $ — $ — $ 2,042,648,299
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.